PIMCO Investment Grade Corporate Bond Exchange-Traded Fund Shareholder Fees	Jun. 30, 2026 USD ($)
PIMCO Investment Grade Corporate Bond Exchange-Traded Fund | PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund
Prospectus [Line Items]
Shareholder Fee, Other